Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	Microvast Holdings, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to Form S-1 on Form S-3 is being filed by Microvast Holdings, Inc. (the “Company”) to convert the Registration Statement on Form S-1 (File No. 333-258978) filed by the Company with the Securities and Exchange Commission (the “SEC”) on August 20, 2021 (as amended, the “Initial Registration Statement”) to a Registration Statement on Form S-3. The Initial Registration Statement was declared effective by the SEC on June 8, 2022. All filing fees payable in connection with the securities covered by this Registration Statement were paid by the Registrant at the time of the initial filing of the Initial Registration Statement.
Entity Central Index Key	0001760689
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE